Leases - Schedule of Operating Lease Liability Maturities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 20.0
2021	18.2
2022	15.3
2023	11.7
2024	8.0
2025 and thereafter	24.6
Total undiscounted lease payments	97.8
Present value adjustment	(20.1)
Operating lease liabilities	$ 77.7